August 12, 2004

             Supplement to the Class I and II Shares Prospectuses of
                      Pioneer Variable Contracts Trust for
                    Pioneer Real Estate Shares VCT Portfolio
                 dated April 29, 2004 as amended August 2, 2004


Pioneer Investment Management, Inc. ("Pioneer"), the investment adviser to Pioneer Real Estate Shares VCT Portfolio (the "portfolio"), has engaged AEW Management and Advisors, L.P. ("AEW") to act as the portfolio's subadviser. The following supplements the corresponding sections of the Prospectus relating to the portfolio. Please refer to the Prospectus for the remaining text of the supplemented sections.

All references to Pioneer in the section "Basic Information about the Pioneer Real Estate Shares VCT Portfolio" and "Common Portfolio Investment Policies" to the extent applicable to the portfolio include the subadviser.

The fourth and fifth paragraphs under the heading "Principal Investment Strategies" are replaced with the following:

The portfolio uses a "growth at a reasonable price" style of management. Pioneer Investment Management, Inc. ("Pioneer"), the portfolio's investment adviser, has engaged AEW Management and Advisors, L.P. ("AEW") to act as the portfolio's subadviser. Using this investment style, the subadviser seeks to invest in companies with above average potential for earnings and revenue growth that are also trading at attractive market valuations. To select stocks, the subadviser employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. The subadviser relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The subadviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the subadviser looks for in selecting investments include:

o Favorable expected returns relative to perceived risk o Increasing cash flow or favorable prospects for cash flow growth o Low market valuations relative to earnings forecast, net asset value and cash flow o Favorable prospects for dividend growth

The subadviser generally sells a portfolio security when it believes that the issuer no longer offers the potential for above average earnings and revenue growth. The subadviser makes that determination based upon the same criteria it uses to select portfolio securities.

The following sections under the heading "Management" are amended in their entirety:

Portfolio Management

Investment Adviser. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

Pioneer has received an order from the Securities and Exchange Commission that permits Pioneer, subject to the approval of the Board of Trustees, to hire and terminate a subadviser or to materially modify an existing subadvisory contract for the portfolio without shareholder approval. Pioneer retains the ultimate responsibility to oversee and recommend the hiring, termination and replacement of any subadviser. To the extent that the Securities and Exchange Commission adopts a rule which would supersede the order, Pioneer and the portfolio intend to rely on such rule to permit Pioneer, subject to the approval of the Board of Trustees and other applicable conditions of the rule, to hire and terminate a subadviser or to materially modify an existing subadvisory contract for the portfolio without shareholder approval. The existing shareholders of the portfolio approved this policy and the hiring of AEW as the portfolio's subadviser at a special shareholder meeting held on April 29, 2004.

Investment subadviser. AEW, the portfolio's subadviser, is located at World Trade Center East, Two Seaport Lane, Boston, Massachusetts 02210. As of December 31, 2003, AEW and its affiliates had $8.0 billion of net assets under management. AEW assumed its role as subadviser to the portfolio on May 3, 2004.

Day-to-day management of the portfolio's portfolio is the responsibility of Matthew A. Troxell, CFA. Mr. Troxell is a Senior Portfolio Manager at AEW with responsibility for construction and management of all the firm's publicly traded real estate equities portfolios. He has been employed at AEW as part of the REIT group since 1994.


                                                                   16184-00-0804
                                         (c)2004 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC



                                                               August 12, 2004

         Supplement to the Class I and II Shares Statement of Additional
                Information for Pioneer Variable Contracts Trust
                    Pioneer Real Estate Shares VCT Portfolio
                  dated April 29, 2004 as amended August 2, 2004



Pioneer Investment Management, Inc. ("Pioneer"), the investment adviser to Pioneer Real Estate Shares VCT Portfolio (the "real estate portfolio"), has engaged AEW Management and Advisors, L.P. ("AEW") to act as the real estate portfolio's subadviser.

References in the Statement of Additional Information under "Investment Policies, Risks and Restrictions" and "Portfolio Transactions" to Pioneer, to the extent applicable to the real estate portfolio, include, where the context requires, references to the subadviser.

The fundamental and non-fundamental investment restrictions applicable to Pioneer Real Estate Shares VCT Portfolio under the section of the Statement of Additional Information under the heading "Investment Restrictions" are amended as follows:

The real estate portfolio may not:

(1) Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction. Senior securities that the real estate portfolio may issue in accordance with the 1940 Act include borrowing, futures, when-issued and delayed delivery securities and forward foreign currency exchange transactions.

(2) Borrow money, except (i) on a temporary basis and (ii) to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction. Under current regulatory requirements, the real estate portfolio may: (A) borrow from banks or through reverse repurchase agreements in an amount up to 33 1/3% of the real estate portfolio's total assets (including the amount borrowed); (B) borrow up to an additional 5% of the real estate portfolio's assets for temporary purposes; (C) obtain such short-term credits as are necessary for the clearance of portfolio transactions; (D) purchase securities on margin to the extent permitted by applicable law; and (E) engage in transactions in mortgage dollar rolls that are accounted for as financings.

(3) Invest in real estate, except (a) that the real estate portfolio may invest in securities of issuers that invest in real estate or interests therein, securities of real estate investment trusts, mortgage-backed securities and other securities that represent a similar indirect interest in real estate; and
(b) the real estate portfolio may acquire real estate or interests therein through exercising rights or remedies with regard to an instrument or security.

(4) Make loans, except that the real estate portfolio may (i) lend portfolio securities in accordance with the real estate portfolio's investment policies,
(ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, (iv) participate in a credit facility whereby the real estate portfolio may directly lend to and borrow money from other affiliated funds to the extent permitted under the 1940 Act or an exemption therefrom, and (v) make loans in any other manner consistent with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.

(5) Invest in commodities or commodity contracts, except that the real estate portfolio may invest in currency instruments and currency contracts and financial instruments and financial contracts that might be deemed to be commodities and commodity contracts in accordance with applicable law. A futures contract, for example, may be deemed to be a commodity contract.

(6) Make any investment inconsistent with its classification as a diversified open-end investment company (or series thereof) under the 1940 Act. Currently, diversification means that, with respect to 75% of its total assets, the real estate portfolio may not purchase securities of an issuer (other than the U.S. government, its agencies or instrumentalities) if (A) such purchase would cause more than 5% of the real estate portfolio's total assets, taken at market value, to be invested in the securities of such issuer, or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the real estate portfolio.

(7) Act as an underwriter, except insofar as the real estate portfolio technically may be deemed to be an underwriter in connection with the purchase or sale of its portfolio securities.

The real estate portfolio will invest 25% or more of its total assets in securities issued by companies in the real estate industry. Except as noted in the previous sentence, the real estate portfolio may not concentrate its investments in securities of companies in any particular industry.

Non-fundamental investment restrictions. In addition, as a matter of non-fundamental investment policy, the real estate portfolio has agreed not to:

(a) Purchase securities on margin or make short sales unless by virtue of its ownership of other securities, the real estate portfolio has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except that a real estate portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities and in connection with transactions involving forward foreign currency exchange transactions, options, futures contracts and options on futures contracts.

The following disclosure is added to the Subsection "Code of Ethics" under the heading "Trustees and Officers:"

With respect to Pioneer Real Estate Shares VCT Portfolio, AEW will comply with Pioneer's code of ethics.

The Section under the heading "Investment Adviser" is supplemented to add the following information regarding the management of the real estate portfolio.

Pioneer has engaged AEW Management and Advisors, L.P. (as defined above "AEW") to act as the real estate portfolio's subadviser. As the real estate portfolio's investment adviser, Pioneer oversees the real estate portfolio's operations and supervises AEW, which is responsible for the day-to-day management of the real estate portfolio's real estate portfolio (see "Investment Subadviser" below). Except as otherwise provided under "Investment Subadviser" below, Pioneer also maintains books and records with respect to the real estate portfolio's securities transactions, and reports to the Trustees on the real estate portfolio's investments and performance.

Under the terms of its management contract with the real estate portfolio, Pioneer pays all the operating expenses, including executive salaries and the rental of office space, relating to its services for the real estate portfolio, with the exception of the following, which are paid by the real estate portfolio: (i) charges and expenses for fund accounting, pricing and appraisal services and related overhead, including, to the extent such services are performed by personnel of Pioneer or its affiliates, office space and facilities, and personnel compensation, training and benefits; (ii) the charges and expenses of auditors; (iii) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent, registrar or any other agent appointed by the real estate portfolio; (iv) issue and transfer taxes chargeable to the real estate portfolio in connection with securities transactions to which the real estate portfolio is a party; (v) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and corporate fees payable by the real estate portfolio to federal, state or other governmental agencies; (vi) fees and expenses involved in registering and maintaining registrations of the real estate portfolio and/or its shares with federal regulatory agencies, state or blue sky securities agencies and foreign jurisdictions, including the preparation of prospectuses and statements of additional information for filing with such regulatory authorities; (vii) all expenses of shareholders' and Trustees' meetings and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (viii) charges and expenses of legal counsel to the Trust and the Trustees; (ix) any fees paid by the real estate portfolio in accordance with Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act; (x) compensation of those Trustees who are not affiliated with, or "interested persons" of, Pioneer, the Trust (other than as Trustees), PIM-USA or PFD; (xi) the cost of preparing and printing share certificates; (xii) interest on borrowed money, if any; and (xiii) any other expense that the real estate portfolio, Pioneer or any other agent of the real estate portfolio may incur (A) as a result of a change in the law or regulations, (B) as a result of a mandate from the Board of Trustees with associated costs of a character generally assumed by similarly structured investment companies or (C) that is similar to the expenses listed above, and that is approved by the Board of Trustees (including a majority of the Independent Trustees) as being an appropriate expense of the real estate portfolio. In addition, the real estate portfolio pays all brokers' and underwriting commissions chargeable to the real estate portfolio in connection with its securities transactions.

Advisory fee. As compensation for its management services and expenses incurred, the real estate portfolio pays Pioneer a fee at the annual rate of 0.80% of the real estate portfolio's average daily net assets. This fee is computed and accrued daily and paid monthly. See the table in Annual Fee, Expense and Other Information for management fees paid to Pioneer during recently completed fiscal years.

Investment subadviser. As described in the prospectus, AEW serves as the real estate portfolio's investment subadviser with respect to a portion of the real estate portfolio's assets that Pioneer designates from time to time. With respect to the current fiscal year, Pioneer anticipates that it will designate AEW as being responsible for the management of all the real estate portfolio's assets, with the exception of the real estate portfolio's cash balances, which will be invested by Pioneer. AEW will, among other things, continuously review and analyze the investments in the real estate portfolio's portfolio and, subject to the supervision of Pioneer, manage the investment and reinvestment of the real estate portfolio's assets. AEW, a Delaware limited partnership is an investment adviser registered with the SEC. AEW and its affiliates provide real estate investment advice to public, corporate, union and government pension plans and endowments.

As of December 31, 2003, AEW and its affiliates had $8 billion of net assets under management. AEW specializes in designing and executing real estate investment strategies focused in three areas: direct investments in real estate, real estate-related securities, such as real estate investment trusts ("REITs"), and high-return debt and equity investments in real estate projects. AEW is a wholly owned subsidiary of CDC IXIS Asset Management North America, L.P., formerly Nvest Companies, L.P., a firm with 12 U.S. investment management affiliates having an aggregate of $135 billion in assets under management. CDC IXIS Asset Management North America, L.P. is a subsidiary of CDC IXIS Asset Management, the investment management arm of France's Caisse des depots Group, a quasi-governmental entity. AEW is located at World Trade Center East, Two Seaport Lane, Boston, Massachusetts 02210.

Pioneer and AEW have entered into a subadvisory contract, dated as of May 3, 2004, pursuant to which AEW has agreed, among other things, to:

o comply with the provisions of the Declaration of Trust and By-laws, the 1940 Act, the Advisers Act of 1940 (the "Advisers Act") and the investment objectives, policies and restrictions of the real estate portfolio;

o cause the real estate portfolio to comply with the requirements of Subchapters L and M of the Code;

o comply with any policies, guidelines, procedures and instructions as Pioneer may from time to time establish;

o be responsible for voting proxies and acting on other corporate actions;

o maintain separate books and detailed records of all matters pertaining to the portion of the real estate portfolio's assets advised by AEW required by Rule 31a-1 under the 1940 Act relating to its responsibilities provided hereunder with respect to the real estate portfolio;

o ensure that its Access Persons comply in all respects with AEW's Code of Ethics, as in effect from time to time; and

o        furnish reports to the Trustees and Pioneer.

Subadvisory fee. For its services, AEW is entitled to a subadvisory fee from Pioneer at an annual rate of 0.40% of the first $100 million of the combined average daily net assets of the real estate portfolio and Pioneer Real Estate Shares (another real estate fund managed by Pioneer) and 0.30% of the combined average daily net assets of the real estate portfolio and Pioneer Real Estate Shares in excess of $100 million. As of December 31, 2003, the combined assets of the real estate portfolio and Pioneer Real Estate Shares were $190,234,643. The fee will be paid monthly in arrears. The portfolio has no responsibility to pay any fee to AEW.

Pioneer has received an order from the SEC that permits Pioneer, subject to the approval of the Board of Trustees, to hire and terminate a subadviser or to materially modify an existing subadvisory contract for the real estate portfolio without shareholder approval. Pioneer retains the ultimate responsibility to oversee and recommend the hiring, termination and replacement of any subadviser. To the extent that the SEC adopts a rule that would supersede the order, Pioneer and the real estate portfolio intend to rely on such rule to permit Pioneer, subject to the approval of the Board of Trustees and any other applicable conditions of the rule, to hire and terminate a subadviser or to materially modify an existing subadvisory contract for the real estate portfolio without shareholder approval. The existing shareholders of the real estate portfolio approved this policy at a special shareholder meeting held on April 29, 2004.

Continuance of Management Contract and approval of Subadvisory Agreement. The Trustees' approval of and the terms, continuance and termination of the management contract are governed by the 1940 Act and the Advisers Act, as applicable. Pursuant to the management and subadvisory contracts, neither Pioneer nor the subadviser will not be liable for any error of judgment or mistake of law or for any loss sustained by reason of the adoption of any investment policy or the purchase, sale or retention of any securities on the recommendation of Pioneer or the subadviser. Pioneer and the subadviser, however, are is not protected against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its their duties or by reason of its their reckless disregard of its their obligations and duties under the management or subadvisory contract. The management contract and subadvisory agreement terminate if assigned and may be terminated without penalty upon not more than 60 days' nor less than 30 days' written notice to the other party or by vote of a majority of the real estate portfolio's outstanding

The following replaces the second paragraph under the subheading "Factors Considered by the Independent Trustees in Approving the Management Contracts and Subadvisory Agreements:"

In evaluating the management contracts and the sub-advisory agreements for the portfolios sub-advised by L. Roy Papp & Associates, LLC, Oak Ridge Asset Management, LLC, and AEW Management and Advisors, L.P. (the "sub-advised portfolios"), the Independent Trustees reviewed materials furnished by Pioneer, including information regarding Pioneer, UniCredito Italiano, their respective affiliates and their personnel, operations and financial condition, and materials furnished by L. Roy Papp & Associates, LLP, Oak Ridge Asset Management, LLC, and AEW Management and Advisors, L.P. and their respective affiliates, personnel, operations and financial conditions. The Independent Trustees discussed with representatives of each firms their respective abilities to provide advisory and other services to the sub-advised portfolios. The Independent Trustees also reviewed:

o the investment performance of the Pioneer Funds and the investment companies managed by the sub-advisers with similar investment strategies as the sub-advised portfolios;
o the fee charged by Pioneer for investment advisory and administrative services, as well as other compensation received by PFD and PIMSS, and the fees Pioneer would pay to the sub-advisers;
o        the portfolios projected total operating expenses;
o the investment performance, fees and total expenses of investment companies with similar objectives and strategies managed by other investment advisers;
o the experience of the investment advisory and other personnel providing services to the fund and the historical quality of the services provided by the sub-advisers;
o the profitability to Pioneer and the sub-advisers of managing the portfolios; and
o in the case of Pioneer Real Estates Shares VCT Portfolio, (1) the potential benefits to the fund that may be realized from a subadviser which focuses exclusively on real estate investments; (2) the favorable history, reputation, qualification and background of AEW, as well as the qualifications of its personnel and its financial condition; (3) the fact that Pioneer will pay the compensation of AEW and the management fee paid by the fund will not be affected by this arrangement; (4) that the use of a subadviser is not expected to adversely affect the fund's expenses; (5) the performance of other real estate portfolios managed by AEW; (6) the compensation to be retained by Pioneer in light of its continuing service to the fund; and (7) Pioneer's experience and expertise in supervising subadvisers. The first four factors were given the most weight by the Trustees. In considering factor number 4 above, the Trustees based their conclusion on the fact that AEW's proposed management style would be substantially similar to that currently used by Pioneer in managing the fund.